Jun. 30, 2019
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Principal Exchange-Traded Funds
Supplement dated March 20, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Effective with the next Index rebalance, under Principal Investment Strategies, delete the last sentence of the second paragraph and replace with the following:
The Index employs a modified yield weighting methodology, weighting securities according to their dividend yields. Final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining Index securities.